Acquisitions and Dispositions - Estimated fair value of each of the identifiable intangible assets (Details)	Dec. 03, 2021 USD ($)
Trademarks and trade names
Estimated fair value of each of the identifiable intangible assets
Asset Fair Value	$ 97,000
Weighted Average Useful Life (Years)	15 years
Customer relationships
Estimated fair value of each of the identifiable intangible assets
Asset Fair Value	$ 17,000
Weighted Average Useful Life (Years)	4 years
Developed technology
Estimated fair value of each of the identifiable intangible assets
Asset Fair Value	$ 5,100
Weighted Average Useful Life (Years)	3 years